Loan Receivable	12 Months Ended
Dec. 31, 2019
Loan Receivable [Abstract]
Loan receivable

8. Loan receivable

In October 2014, Ryecor China Investment Limited ("Ryecor"), a company owned by the Mr. Roche, entered into an agreement with Shanghai e-Surer Financial Services Co., Ltd. ("E-surer"), whereby E-surer borrowed from Ryecor a RMB 20,000,000 convertible line of credit at 6% annual interest payable at maturity on August 22, 2018. Under the loan agreement, the line of credit up to RMB20.0 million is available to E-surer at any time until the maturity date. All or part of outstanding principle and interest may be converted into such amount of equity interest of E-surer that represents a percentage of equity ownership obtained by dividing the aggregate outstanding principal and unpaid accrued interest on the date of conversion, by RMB 100,000,000. The loan was secured by the 51% of E-surer's equity interest in its wholly-owned subsidiary.

In September 2015, the Company entered into an assignment with Ryecor, pursuant to which Ryecor assigned to the Company all of its rights and delegated to the Company all of its obligation in exchange of a cash payment of $3,024,933 to Ryecor and Acorn Composite Corporation, Inc., which is also a company owned by Mr. Roche. The Assigned Contracts were personally guaranteed by Mr. Roche.

The loan matured on August 22, 2018 and management continues to negotiate with the borrower on a repayment plan. The loan continues to be personally guaranteed by Mr. Roche until fully repaid or converted and the management believes the loan to be fully collectable.

As of the date of these financial statements, E-surer has not repaid the loan assigned to Acorn International. The Company continued to accrue interest on unpaid loan. As of December 31, 2018 and 2019, the Company classified the loan advance of $3,597,392 and $3,754,735 respectively, which includes accrued interest income of $184,395 and $181,880 in 2018 and 2019, as loan receivable on the consolidated balance sheets.

Management is closely monitoring developments related to the coronavirus outbreak and is proactively coping with the impacts on business operation and finance, including assessing the financial position of the borrower and guarantor that would have an impact on recoverability of this loan receivable.